Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans, allowance for loan losses	$ 2,400	$ 2,894
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	5,385,304	5,375,304
Stock held by deferred compensation plan, shares	230,446	213,805
Treasury stock, shares	7,850	12,496